Share Based Compensation - Schedule of Share Options Outstanding (Details)	6 Months Ended
	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares	Jun. 30, 2020 shares $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
2014 Share Incentive Plan
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options	8,874,132	28,457,616	8,874,132	13,897,304	56,736,209
Weighted average remaining contractual life of options outstanding at end of period:	5 years 4 months 9 days	6 years 2 months 19 days
2014 Share Incentive Plan | Exercise Price Range One
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 1, 2015
Expiry date	Feb. 28, 2025
Exercise | $ / shares	$ 0.000076
Share options	298,801	1,036,027	298,801
2014 Share Incentive Plan | Exercise Price Range Two
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 1, 2015
Expiry date	Feb. 28, 2025
Exercise | $ / shares	$ 0.27
Share options	394,470	620,510	394,470
2014 Share Incentive Plan | Exercise Price Range Three
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 1, 2015
Expiry date	Feb. 28, 2025
Exercise | $ / shares	$ 0.000076
Share options	811,200	6,057,428	811,200
2014 Share Incentive Plan | Exercise Price Range Four
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 1, 2015
Expiry date	Feb. 28, 2025
Exercise | $ / shares	$ 0.27
Share options	862,810	3,896,953	862,810
2014 Share Incentive Plan | Exercise Price Range Five
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 30, 2015
Expiry date	Mar. 29, 2025
Exercise | $ / shares	$ 0.27
Share options	1,138,842	3,252,058	1,138,842
2014 Share Incentive Plan | Exercise Price Range Six
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	July 1, 2015
Expiry date	Jun. 30, 2025
Exercise | $ / shares	$ 0.27
Share options	0	75,100	0
2014 Share Incentive Plan | Exercise Price Range Seven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	October 1, 2015
Expiry date	Sep. 30, 2025
Exercise | $ / shares	$ 0.27
Share options	127,100	741,758	127,100
2014 Share Incentive Plan | Exercise Price Range Eight
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	December 31, 2015
Expiry date	Dec. 30, 2025
Exercise | $ / shares	$ 0.27
Share options	844,908	2,441,844	844,908
2014 Share Incentive Plan | Exercise Price Range Nine
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	December 31, 2015
Expiry date	Dec. 30, 2025
Exercise | $ / shares	$ 0.000076
Share options	38,000	224,750	38,000
2014 Share Incentive Plan | Exercise Price Range
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 1, 2016
Expiry date	Feb. 28, 2026
Exercise | $ / shares	$ 0.27
Share options	162,215	401,583	162,215
2014 Share Incentive Plan | Exercise Price Range Eleven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	March 31, 2016
Expiry date	Mar. 30, 2026
Exercise | $ / shares	$ 0.27
Share options	137,032	205,364	137,032
2014 Share Incentive Plan | Exercise Price Range Thirteen
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	June 30, 2016
Expiry date	Jun. 29, 2026
Exercise | $ / shares	$ 0.000076
Share options	81,638	326,538	81,638
2014 Share Incentive Plan | Exercise Price Range Fourteen
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	June 30, 2016
Expiry date	Jun. 29, 2026
Exercise | $ / shares	$ 0.27
Share options	3,977,116	9,177,703	3,977,116
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options	27,812,374	33,086,666	27,812,374	26,640,508	36,086,303
Weighted average remaining contractual life of options outstanding at end of period:	7 years 11 months 19 days	8 years 3 months
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range One
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	June 16, 2017
Expiry date	Jun. 15, 2027
Exercise | $ / shares	$ 2.32
Share options	6,945,594	10,855,560	6,945,594
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Two
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	August 31, 2017
Expiry date	Aug. 31, 2027
Exercise | $ / shares	$ 0.27
Share options	3,322,756	6,167,716	3,322,756
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Three
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	December 20, 2017
Expiry date	Dec. 20, 2027
Exercise | $ / shares	$ 2.32
Share options	5,008,018	7,078,110	5,008,018
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Four
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	April 16, 2018
Expiry date	Apr. 16, 2028
Exercise | $ / shares	$ 4.04
Share options	650,000	975,000	650,000
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Five
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	October 17, 2018
Expiry date	Oct. 16, 2028
Exercise | $ / shares	$ 7.14
Share options	5,581,500	6,016,500	5,581,500
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Six
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	June 14, 2019
Expiry date	Jun. 13, 2029
Exercise | $ / shares	$ 7.05
Share options	1,970,706	1,993,780	1,970,706
2017 Restricted Share Scheme and 2017 Option Plan | Exercise Price Range Seven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	June 12, 2020
Expiry date	Jun. 11, 2030
Exercise | $ / shares	$ 6.20
Share options	4,333,800		4,333,800
Share-based Compensation Plans | Tencent Holdings Limited
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options	65,100		65,100	65,100
Share-based Compensation Plans | Exercise Price Range Two | Tencent Holdings Limited
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	July 6, 2016
Expiry date	Jul. 05, 2023
Exercise | $ / shares			$ 174.86
Share options	32,690		32,690	32,690
Share-based Compensation Plans | Exercise Price Range Three | Tencent Holdings Limited
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Grant Date	July 10, 2017
Expiry date	Jul. 09, 2024
Exercise | $ / shares			$ 272.36
Share options	32,410		32,410	32,410